UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

April 30, 2017

Wells Fargo Multi-Sector Income Fund (ERC)

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/multi-sector-income-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov

The views expressed and any forward-looking statements are as of April 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Multi-Sector Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite heightened market volatility at times, in general, global stocks delivered double-digit results while bond markets were hurt by a rise in interest rates during the latter part of 2016.

Dear Shareholder:

As the new president of Wells Fargo Funds, now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Multi-Sector Income Fund for the six-month period that ended April 30, 2017. Despite heightened market volatility at times, in general, global stocks delivered double-digit results while bond markets were hurt by a rise in interest rates during the latter part of 2016. U.S. and international stocks returned 13.31% and 10.37%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -0.67%.

During the last two months of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the end of 2016. The buoyant environment sent interest rates higher as well. At its mid-December meeting, U.S. Federal Reserve (Fed) officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas, although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed improvement in the first four months of 2017.

Stocks rallied globally, supported by signs of improvement in the U.S. and global economies. In the U.S., hiring remained strong, and business and consumer sentiment improved. Meanwhile, inflation inched up. In March, Fed officials raised their short-term target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose. Longer-term Treasury yields were little changed, however, leading to positive performance. Investment-grade corporate bonds and high-yield bonds benefited from strong demand. Municipal bond returns were also positive during the first four months of 2017, helped by strong demand and constrained new-issue supply. Outside the U.S., stocks in emerging markets benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also advanced as political risk declined. In the first round of French presidential

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Multi-Sector Income Fund	3

elections, Emmanuel Macron, a pro-EU candidate, garnered the most votes. Non-U.S. bonds also benefited from a decline in perceived risk, with credit spreads continuing to narrow.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Notice to shareholders

On May 12, 2017 the Fund announced the final results of its tender offer for up to 15% of its outstanding common shares. Approximately 46% of the Fund’s common shares outstanding were tendered. Because the total number of shares tendered exceeded the number of shares offered to purchase, all tendered shares were subject to proration in accordance with the terms of the offer to purchase. The Fund accepted 6,165,826 shares for cash payment at a price equal to 98% of the Fund’s net asset value per share effective as of the close of the regular trading session of the NYSE on May 12, 2017. Following the purchase of the tendered shares, the Fund had approximately 34,939,684 common shares outstanding.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Multi-Sector Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Michael Lee

Niklas Nordenfelt, CFA®

Tony Norris

Alex Perrin

Phillip Susser

Christopher Wightman

Peter Wilson

Noah Wise

Average annual total returns (%) as of April 30, 20171

	6 Months	1 Year	5 Year	10 Year
Based on market value	12.42	18.32	6.23	7.34
Based on net asset value (NAV) per share	5.16	14.11	6.14	7.21
Multi-Sector Income Blended Index[2]	3.42	8.70	4.18	5.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s expense ratio for the six months ended April 30, 2017, was 1.77% which includes 0.55% of interest expense.

Comparison of NAV vs. market value[3]

The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of net asset value and the market value of common shares. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Derivatives involve additional risks, including interest-rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or closely track. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to mortgage- and asset-backed securities risk. This closed-end fund is no longer available as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

[1]	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

[2]	Source: Wells Fargo Funds Management, LLC. The Multi-Sector Income Blended Index is weighted 60.0% BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index, 18.0% J.P. Morgan GBI-EM Global Diversified Composite Index, 7.5% Bloomberg Barclays Credit Bond Index, 7.5% Bloomberg Barclays U.S. Securitized Index, and 7.0% J.P. Morgan Global Government Bond Index (ex U.S.). The Bloomberg Barclays Credit Bond Index (formerly Barclays Credit Bond Index) is an unmanaged index of fixed income securities composed of securities from the Bloomberg Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The Bloomberg Barclays U.S. Securitized Index (formerly Barclays U.S. Securitized Index) is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible), and fixed-rate mortgage-backed securities. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The J.P. Morgan GBI-EM Global Diversified Composite Index is an unmanaged index of debt instruments of 31 emerging countries. The J.P. Morgan Global Government Bond Index (ex U.S.) measures the total return from investing in 12 developed government bond markets: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the U.K. You cannot invest directly in an index.

[3]	This chart does not reflect any brokerage commissions charged on the purchase and sale of the Fund’s common stock. Dividends and distributions paid by the Fund are included in the Fund’s average annual total returns but have the effect of reducing the Fund’s NAV.

Performance highlights (unaudited)	Wells Fargo Multi-Sector Income Fund	5

MANAGERS’ DISCUSSION

The Fund’s return based on market value was 12.42% for the six-month period that ended April 30, 2017. During the same period, the Fund’s return based on its net asset value (NAV) was 5.16%. Based on its NAV return, the Fund outperformed the Multi-Sector Income Blended Index, which returned 3.42% over this same period.

Overview

During the reporting period, U.S. Treasury rates rose sharply and then fell, the U.S. Federal Reserve (Fed) raised the target federal funds rate twice, and demand for yield-advantaged sectors remained strong. From a fundamental perspective, corporate leverage remained elevated for this point in the credit cycle, but the cash-flow impact of these higher leverage levels was offset by issuers’ ability to repay low-interest-rate debt. Within the mortgage/corporate bond market, BBB-rated bonds, in particular, did well amid strong demand for yield. Within the securitized sector, both commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS) outperformed U.S. Treasuries. Meanwhile, the high-yield bond market also had positive results. Internationally, Turkey lost its investment-grade rating in January and we sold our Turkish bonds as political risks remain elevated. Instead, the international portion of the Fund was invested in the bond markets of Mexico, Colombia, and South Africa. We also sold all of the Fund’s Brazilian bonds in March after Moody’s Investors Service, Inc., downgraded the country’s credit status to below investment grade.

Ten largest holdings (%) as of April 30, 2017[4]
Republic of South Africa, 10.5%, 12-21-2026	2.16
Mexico, 8.00%, 11-07-2047	2.04
Malaysia, 4.23%, 6-30-2031	1.95
NGPL PipeCo LLC, 7.77%, 12-15-2037	1.76
Indonesia, 7.88%, 4-15-2019	1.73
LPL Holdings Incorporated, 5.75%, 9-15-2025	1.72
Indonesia, 8.38%, 9-15-2026	1.51
Colombia, 7.50%, 8-26-2026	1.42
Greektown Holdings LLC, 8.88%, 3-15-2019	1.34
Republic of South Africa, 7.75%, 2-28-2023	1.28

Credit quality as of April 30, 2017[5]

Contributors to performance

Securitized holdings added value during the period, and the allocation to CMBS was the largest contributor. Legacy RMBS holdings also contributed to results due to their more stable prepayments. Within the U.S. investment-grade sector, BBB-rated industrial credits and allocations to property and casualty bonds added to results. The high-yield portion of the Fund benefited from exposure to the wireless and electric utility industries. An overweight allocation to electric utilities as well as security selection within this sector contributed to results, as did an underweight to the retail sector. Within the international portion of the Fund, allocations to smaller and emerging bond markets, such as Brazil, Colombia, and Indonesia, added value during the reporting period, as did underweights to Poland and Thailand. An overweight to Mexico hurt results because Mexican bonds underperformed amid fears of greater U.S. protectionism. Meanwhile, yield-curve positioning helped results; the international portion of the Fund was underweight the very front end of the curve and underweight the longest maturities, leaving the bulk of the allocation to the outperforming part of the curves.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Multi-Sector Income Fund	Performance highlights (unaudited)

Detractors from performance

The Fund’s holdings in certain RMBS and CMBS positions modestly detracted from performance during the period due to security-specific prepayment and ratings changes. An underweight to emerging markets sovereign credits modestly detracted. Within the high-yield portion, the Fund’s performance was hurt by its exposure to finance and energy exploration and production companies. An allocation to cash also detracted given the strong market over the period. Currency positions within the international portion detracted because an underweight to the Russian ruble more than offset positive contributions from a number of other currency positions, including the Brazilian real and Mexican peso.

Outlook

We believe the economy is likely to improve at a consistent pace and interest rates are likely to rise as the Fed continues to normalize monetary policy. Within U.S. mortgages and investment-grade corporate bonds, we are seeing opportunities within the credit and securitized sectors given current valuations. In particular, we expect to continue to focus on the medium-quality credit tiers of A-rated and BBB-rated securities as compelling sources of yield. Our credit exposure remains centered on industrials and financials, particularly banks

We view the credit and economic environment as better than average for high yield. Current spreads reflect the positive conditions but offer limited upside through compression in spreads. That said, spreads have been 100 basis points (100 basis points equals 1.00%) or more tighter than the current spreads in previous cycles and have remained below current spread levels for prolonged periods. Across asset classes, virtually everything is trading rich by historical measures. High yield, however, is rather unique in that it has historically benefited from relatively high coupons, which cushion price declines. With a benign default outlook, high yield may continue to do well on a relative basis, though idiosyncratic or individual bond risk is high. We believe spreads may remain flat or tighten in the short run before ultimately widening—potentially significantly—in the mid-to-longer term. Over a full cycle, we believe the best way to insulate the portfolio from periodic bouts of systemic fears and rebalancing is by following a bottom-up investment process that attempts to minimize downside risk while capturing the return potential of high-yield issuers.

On the international front, we have a positive outlook for emerging markets debt. Not only are many currencies—both emerging markets and European—gaining against the U.S. dollar amid expectations for faster U.S. economic growth without protectionism, but the likelihood of other central banks easing as the U.S. Fed tightens portends greater investor demand for emerging markets debt. Going forward, we believe that the smaller and emerging markets allocations provide the best long-term value in the months to come.

Effective maturity distribution as of April 30, 2017[6]

Country allocation as of April 30, 2017[6]

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Summary portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 1.54%
FHLMC	1.09-8.50%	4-25-2020 to 7-25-2048	$15,111,434	$8,158,118	1.38%
Other securities				956,184	0.16

Total Agency Securities (Cost $8,603,236)				9,114,302	1.54

Asset-Backed Securities: 0.21%
Other securities				1,260,530	0.21

Total Asset-Backed Securities (Cost $1,252,668)				1,260,530	0.21

			Shares
Common Stocks: 0.89%

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Other securities				406,302	0.07

Materials: 0.00%

Chemicals: 0.00%
Other securities				763	0.00

Utilities: 0.82%

Electric Utilities: 0.82%
Vistra Energy Corporation			327,375	4,894,256	0.82

Total Common Stocks (Cost $23,474,603)				5,301,321	0.89

			Principal
Corporate Bonds and Notes: 66.99%

Consumer Discretionary: 11.89%

Auto Components: 1.03%
Other securities				6,102,338	1.03

Distributors: 0.15%
Other securities				904,500	0.15

Diversified Consumer Services: 0.89%
Service Corporation International	7.50	4-1-2027	$3,400,000	3,969,500	0.67
Other securities				1,291,163	0.22

				5,260,663	0.89

Food Products: 0.06%
Other securities				335,563	0.06

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Hotels, Restaurants & Leisure: 1.99%
Greektown Holdings LLC 144A	8.88%	3-15-2019	$7,625,000	$7,963,398	1.34%
Other securities				3,825,125	0.65

				11,788,523	1.99

Internet & Direct Marketing Retail: 0.14%
Other securities				824,122	0.14

Leisure Products: 0.01%
Other securities				49,750	0.01

Media: 6.23%
CCO Holdings LLC	5.13-5.88	9-30-2022 to 5-1-2027	5,245,000	5,488,867	0.92
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,326,375	0.73
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,584,858	0.60
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000	4,010,625	0.68
Other securities				19,573,245	3.30

				36,983,970	6.23

Multiline Retail: 0.10%
Other securities				598,355	0.10

Specialty Retail: 1.21%
Other securities				7,168,648	1.21

Textiles, Apparel & Luxury Goods: 0.08%
Other securities				485,000	0.08

Consumer Staples: 1.58%

Beverages: 0.22%
Other securities				1,318,560	0.22

Food Products: 1.19%
Other securities				7,081,043	1.19

Household Products: 0.05%
Other securities				266,875	0.05

Tobacco: 0.12%
Other securities				734,591	0.12

Energy: 17.21%

Energy Equipment & Services: 5.40%
NGPL PipeCo LLC	7.12-9.63	12-15-2017 to 6-1-2019	2,495,000	2,562,761	0.43
NGPL PipeCo LLC 144A	7.77	12-15-2037	9,060,000	10,419,000	1.76
PHI Incorporated	5.25	3-15-2019	5,675,000	5,334,500	0.90
Other securities				13,733,388	2.31

				32,049,649	5.40

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oil, Gas & Consumable Fuels: 11.81%
Enlink Midstream LLC	4.15-4.40%	4-1-2024 to 6-1-2025	$6,150,000	$6,246,353	1.05%
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	4,450,000	4,757,050	0.80
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,524,000	3,766,275	0.64
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,465,000	1,618,825	0.27
Sabine Pass Liquefaction LLC	5.63-5.88	2-1-2021 to 6-30-2026	5,795,000	6,377,207	1.08
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,982,784	0.67
SemGroup Corporation 144A	6.38	3-15-2025	3,425,000	3,442,125	0.58
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	5,600,000	5,628,000	0.95
Other securities				34,196,653	5.77

				70,015,272	11.81

Financials: 8.63%

Banks: 0.73%
Other securities				4,307,031	0.73

Capital Markets: 0.33%
Other securities				1,992,826	0.33

Consumer Finance: 3.18%
OneMain Financial Group LLC 144A	7.25	12-15-2021	4,175,000	4,342,459	0.73
Springleaf Finance Corporation	6.00-8.25	9-15-2017 to 10-1-2023	1,900,000	1,988,022	0.34
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,669,438	0.79
Other securities				7,850,438	1.32

				18,850,357	3.18

Diversified Financial Services: 2.59%
LPL Holdings Incorporated 144A	5.75	9-15-2025	10,025,000	10,175,375	1.72
Other securities				5,201,095	0.87

				15,376,470	2.59

Insurance: 1.80%
Hub International Limited 144A	7.88	10-1-2021	3,950,000	4,138,218	0.70
Other securities				6,519,053	1.10

				10,657,271	1.80

Health Care: 5.92%

Biotechnology: 0.13%
Other securities				783,952	0.13

Health Care Equipment & Supplies: 0.80%
Other securities				4,751,919	0.80

Health Care Providers & Services: 4.04%
Select Medical Corporation	6.38	6-1-2021	4,065,000	4,156,463	0.70
Vizient Incorporated 144A	10.38	3-1-2024	3,550,000	4,064,750	0.68
Other securities				15,702,375	2.66

				23,923,588	4.04

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Health Care Technology: 0.35%
Other securities				$2,078,438	0.35%

Life Sciences Tools & Services: 0.14%
Other securities				822,034	0.14

Pharmaceuticals: 0.46%
Other securities				2,723,722	0.46

Industrials: 2.72%

Aerospace & Defense: 0.17%
Other securities				1,031,760	0.17

Airlines: 0.35%
Other securities				2,042,612	0.35

Commercial Services & Supplies: 1.62%
Other securities				9,603,083	1.62

Professional Services: 0.15%
Other securities				873,523	0.15

Road & Rail: 0.11%
Other securities				652,557	0.11

Trading Companies & Distributors: 0.32%
Other securities				1,923,844	0.32

Information Technology: 6.26%

Communications Equipment: 0.33%
Other securities				1,938,113	0.33

Electronic Equipment, Instruments & Components: 1.34%
Jabil Circuit Incorporated	8.25%	3-15-2018	$5,275,000	5,566,671	0.94
Other securities				2,375,370	0.40

				7,942,041	1.34

Internet Software & Services: 0.41%
Other securities				2,411,195	0.41

IT Services: 0.88%
Other securities				5,221,788	0.88

Semiconductors & Semiconductor Equipment: 0.38%
Other securities				2,267,720	0.38

Software: 0.31%
Other securities				1,854,844	0.31

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 2.61%
Diamond 1 Finance Corporation 144A	5.88%	6-15-2021	$2,825,000	$2,994,500	0.50%
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	5,400,000	5,968,766	1.01
NCR Corporation	6.38	12-15-2023	5,125,000	5,494,000	0.93
Other securities				1,029,947	0.17

				15,487,213	2.61

Materials: 1.36%

Chemicals: 0.20%
Other securities				1,193,372	0.20

Containers & Packaging: 1.16%
Other securities				6,860,196	1.16

Metals & Mining: 0.00%
Other securities				0	0.00

Real Estate: 4.37%

Equity REITs: 4.37%
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	3,146,063	0.53
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,852,838	0.82
Other securities				17,918,204	3.02

				25,917,105	4.37

Telecommunication Services: 3.60%

Diversified Telecommunication Services: 1.32%
Other securities				7,825,072	1.32

Wireless Telecommunication Services: 2.28%
Sprint Capital Corporation	6.88	11-15-2028	5,500,000	5,967,500	1.01
Sprint Capital Corporation	8.75	3-15-2032	625,000	769,138	0.13
Other securities				6,808,000	1.14

				13,544,638	2.28

Utilities: 3.45%

Electric Utilities: 0.14%
Other securities				803,971	0.14

Gas Utilities: 0.17%
Other securities				1,002,500	0.17

Independent Power & Renewable Electricity Producers: 2.91%
NSG Holdings LLC 144A	7.75	12-15-2025	5,042,891	5,421,108	0.91
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	3,675,000	3,771,469	0.64
TerraForm Power Operating LLC 144A	6.38	2-1-2023	5,425,000	5,601,313	0.94
TerraForm Power Operating LLC 144A	6.63	6-15-2025	1,850,000	1,956,375	0.33
Other securities				538,175	0.09

				17,288,440	2.91

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2017 (unaudited)

Security name	Value	Percent of net assets

Multi-Utilities: 0.23%
Other securities	$1,385,413	0.23%

Total Corporate Bonds and Notes (Cost $378,205,690)	397,306,030	66.99

Foreign Corporate Bonds and Notes @: 1.85%

Consumer Discretionary: 0.11%

Internet & Direct Marketing Retail: 0.04%
Other securities	233,631	0.04

Media: 0.07%
Other securities	441,988	0.07

Consumer Staples: 0.16%

Food Products: 0.16%
Other securities	937,603	0.16

Energy: 0.24%

Energy Equipment & Services: 0.02%
Other securities	112,618	0.02

Oil, Gas & Consumable Fuels: 0.22%
Other securities	1,320,476	0.22

Financials: 0.98%

Banks: 0.93%
Other securities	5,527,506	0.93

Diversified Financial Services: 0.05%
Other securities	277,378	0.05

Information Technology: 0.03%

Semiconductors & Semiconductor Equipment: 0.03%
Other securities	191,606	0.03

Materials: 0.05%

Chemicals: 0.05%
Other securities	281,620	0.05

Telecommunication Services: 0.28%

Diversified Telecommunication Services: 0.03%
Other securities	187,917	0.03

Wireless Telecommunication Services: 0.25%
Other securities	1,441,010	0.25

Total Foreign Corporate Bonds and Notes (Cost $14,117,001)	10,953,353	1.85

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @: 20.49%
Colombia (COP)	7.00%	9-11-2019	18,500,000,000	$6,463,901	1.09%
Colombia (COP)	7.00	5-4-2022	18,650,000,000	6,656,719	1.12
Colombia (COP)	7.50	8-26-2026	22,725,000,000	8,406,983	1.42
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,919,409	0.32
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	4,709,103	0.79
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	10,276,915	1.73
Indonesia (IDR)	8.38	9-15-2026	110,000,000,000	8,970,665	1.51
Malaysia (MYR)	4.18	7-15-2024	19,850,000	4,641,717	0.78
Malaysia (MYR)	4.23	6-30-2031	51,300,000	11,537,596	1.95
Mexico (MXN)	5.75	3-5-2026	152,000,000	7,334,256	1.24
Mexico (MXN)	8.00	11-7-2047	217,500,000	12,078,397	2.04
Mexico (MXN)	10.00	12-5-2024	62,120,000	3,851,158	0.65
Mexico (MXN)	10.00	12-5-2024	14,100,000	874,136	0.15
New Zealand (NZD)	4.50	4-15-2027	8,250,000	6,357,150	1.07
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,668,924	0.62
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	7,580,245	1.28
Republic of South Africa (ZAR)	10.50	12-21-2026	153,500,000	12,820,465	2.16
Other securities				3,389,344	0.57

Total Foreign Government Bonds (Cost $135,837,614)				121,537,083	20.49

Loans: 17.24%

Consumer Discretionary: 5.10%

Auto Components: 0.55%
Other securities				3,230,517	0.55

Distributors: 0.42%
Other securities				2,474,192	0.42

Food & Staples Retailing: 0.07%
Other securities				404,000	0.07

Hotels, Restaurants & Leisure: 1.11%
Montreign Operating Company ±	9.25	12-7-2022	$3,775,000	3,841,063	0.65
Other securities		2,767,382			0.46

				6,608,445	1.11

Household Products: 0.32%
Other securities				1,925,290	0.32

Leisure Products: 0.24%
Other securities				1,449,733	0.24

Media: 2.36%
Learfield Communications Incorporated ±	4.25	12-1-2023	3,491,250	3,517,434	0.59
Salem Communications Corporation ±	4.50	3-16-2020	5,150,190	5,047,186	0.85
Other securities				5,434,753	0.92

				13,999,373	2.36

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Multiline Retail: 0.03%
Other securities				$161,594	0.03%

Consumer Staples: 0.15%

Food Products: 0.15%
Other securities				873,740	0.15

Energy: 1.40%

Energy Equipment & Services: 0.77%
Hummel Station LLC ±	7.00%	10-27-2022	$4,929,434	4,584,373	0.77

Oil, Gas & Consumable Fuels: 0.63%
Other securities				3,699,516	0.63

Financials: 1.47%

Capital Markets: 0.07%
Other securities				428,439	0.07

Consumer Finance: 0.04%
Other securities				199,485	0.04

Diversified Financial Services: 0.80%
Other securities				4,736,006	0.80

Insurance: 0.56%
Other securities				3,342,120	0.56

Health Care: 1.74%

Health Care Equipment & Supplies: 0.32%
Other securities				1,888,248	0.32

Health Care Providers & Services: 1.09%
Other securities				6,499,457	1.09

Health Care Technology: 0.13%
Other securities				771,975	0.13

Life Sciences Tools & Services: 0.08%
Other securities				476,248	0.08

Pharmaceuticals: 0.12%
Other securities				703,684	0.12

Industrials: 3.01%

Aerospace & Defense: 0.42%
Other securities				2,485,009	0.42

Commercial Services & Supplies: 2.00%
Other securities				11,853,587	2.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Machinery: 0.10%
Other securities				$613,273	0.10%

Transportation Infrastructure: 0.49%
Other securities				2,904,200	0.49

Information Technology: 1.95%

Electronic Equipment, Instruments & Components: 0.42%
Other securities				2,496,272	0.42

Internet Software & Services: 1.37%
Ancestry.com Incorporated ±	4.25%	10-19-2023	$2,974,950	2,998,184	0.51
Ancestry.com Incorporated ±	9.27	10-19-2024	3,325,000	3,399,813	0.57
Other securities				1,739,996	0.29

				8,137,993	1.37

Semiconductors & Semiconductor Equipment: 0.06%
Other securities				349,497	0.06

Software: 0.10%
Other securities				572,765	0.10

Materials: 0.50%

Containers & Packaging: 0.50%
Other securities				2,952,547	0.50

Real Estate: 0.91%

Equity REITs: 0.53%
Other securities				3,178,238	0.53

Real Estate Management & Development: 0.38%
Other securities				2,250,530	0.38

Telecommunication Services: 0.91%

Diversified Telecommunication Services: 0.52%
Other securities				3,100,083	0.52

Wireless Telecommunication Services: 0.39%
Other securities				2,289,277	0.39

Utilities: 0.10%

Electric Utilities: 0.10%
Other securities				575,358	0.10

Total Loans (Cost $101,656,844)				102,215,064	17.24

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2017 (unaudited)

Security name				Value	Percent of net assets

Municipal Obligations: 0.01%

New York: 0.01%
Other securities				$44,818	0.01%

Total Municipal Obligations (Cost $45,000)				44,818	0.01

Non-Agency Mortgage-Backed Securities: 4.06%
Other securities				24,098,948	4.06

Total Non-Agency Mortgage-Backed Securities (Cost $21,114,725)				24,098,948	4.06

			Shares
Rights: 0.07%

Utilities: 0.07%

Electric Utilities: 0.07%
Other securities			327,375	409,219	0.07

Total Rights (Cost $360,113)				409,219	0.07

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes: 9.25%

Consumer Discretionary: 0.48%

Media: 0.48%
Other securities				2,846,312	0.48

Consumer Staples: 0.27%

Beverages: 0.14%
Other securities				817,742	0.14

Tobacco: 0.13%
Other securities				764,329	0.13

Energy: 1.75%

Energy Equipment & Services: 0.27%
Other securities				1,583,351	0.27

Oil, Gas & Consumable Fuels: 1.48%
Teekay Corporation	8.50%	1-15-2020	$5,625,000	5,568,750	0.94
Other securities				3,212,114	0.54

				8,780,864	1.48

Financials: 0.84%

Banks: 0.64%
Other securities				3,801,406	0.64

Diversified Financial Services: 0.20%
Other securities				1,176,643	0.20

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Health Care: 1.88%

Pharmaceuticals: 1.88%
Valeant Pharmaceuticals International Incorporated	5.63-7.50%	10-15-2020 to 5-15-2023	$5,555,000	$4,403,063	0.75%
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	6,775,000	5,001,644	0.84
Other securities				1,728,803	0.29

				11,133,510	1.88

Industrials: 1.14%

Building Products: 0.04%
Other securities				224,175	0.04

Commercial Services & Supplies: 0.93%
Other securities				5,507,626	0.93

Machinery: 0.04%
Other securities				239,994	0.04

Road & Rail: 0.13%
Other securities				807,505	0.13

Materials: 0.84%

Containers & Packaging: 0.49%
Other securities				2,928,919	0.49

Metals & Mining: 0.35%
Other securities				2,072,649	0.35

Telecommunication Services: 1.94%

Diversified Telecommunication Services: 1.83%
Intelsat Jackson Holdings SA	5.50	8-1-2023	6,775,000	5,784,156	0.97
Intelsat Jackson Holdings SA	7.25	4-1-2019	800,000	771,000	0.13
Other securities				4,319,996	0.73

				10,875,152	1.83

Wireless Telecommunication Services: 0.11%
Other securities				616,569	0.11

Utilities: 0.11%

Electric Utilities: 0.11%
Other securities				684,938	0.11

Total Yankee Corporate Bonds and Notes (Cost $60,248,213)				54,861,684	9.25

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2017 (unaudited)

Security name	Yield	Shares	Value	Percent of net assets

Short-Term Investments: 6.86%

Investment Companies: 6.86%
Wells Fargo Government Money Market Select Class (l)(u)##	0.68%	40,658,824	$40,658,824	6.86%

Total Short-Term Investments (Cost $40,658,824)			40,658,824	6.86

Total investments in securities (Cost $788,574,531) *			767,761,176	129.46%
Other assets and liabilities, net			(174,693,355)	(29.46)

Total net assets			$593,067,821	100.00%

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

@	Foreign bond principal is denominated in the local currency of the issuer.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

*	Cost for federal income tax purposes is $793,103,154 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,964,636
Gross unrealized losses	(52,306,614)

Net unrealized losses	$(25,341,978)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	19

Assets
Investments
In unaffiliated securities, at value (cost $747,915,707)	$727,102,352
In affiliated securities, at value (cost $40,658,824)	40,658,824

Total investments, at value (cost $788,574,531)	767,761,176
Cash	440,122
Foreign currency, at value (cost $562,204)	560,509
Receivable for investments sold	8,329,919
Principal paydown receivable	7,697
Receivable for interest	9,984,027
Prepaid expenses and other assets	8,243

Total assets	787,091,693

Liabilities
Dividends payable	4,320,190
Payable for investments purchased	1,264,480
Secured borrowing payable	187,000,000
Advisory fee payable	365,680
Administration fee payable	33,244
Accrued expenses and other liabilities	1,040,278

Total liabilities	194,023,872

Total net assets	$593,067,821

NET ASSETS CONSIST OF
Paid-in capital	$730,125,578
Overdistributed net investment income	(7,877,606)
Accumulated net realized losses on investments	(108,366,512)
Net unrealized losses on investments	(20,813,639)

Total net assets	$593,067,821

NET ASSET VALUE PER SHARE
Based on $593,067,821 divided by 41,105,510 shares issued and outstanding (100,000,000 shares authorized)	$14.43

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Multi-Sector Income Fund	Statement of operations—six months ended April 30, 2017 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $274,369)	$24,595,938
Dividends	759,525
Income from affiliated securities	82,326

Total investment income	25,437,789

Expenses
Advisory fee	2,195,114
Administration fee	199,556
Custody and accounting fees	84,314
Professional fees	651,837
Shareholder report expenses	341,853
Trustees’ fees and expenses	34,654
Transfer agent fees	22,037
Interest expense	1,591,897
Other fees and expenses	18,457

Total expenses	5,139,719

Net investment income	20,298,070

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(3,364,585)
Net change in unrealized gains (losses) on investments	10,244,827

Net realized and unrealized gains (losses) on investments	6,880,242

Net increase in net assets resulting from operations	$27,178,312

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Multi-Sector Income Fund	21

	Six months ended April 30, 2017 (unaudited)	Year ended October 31, 2016

Operations
Net investment income	$20,298,070	$45,426,982
Net realized losses on investments	(3,364,585)	(11,124,183)
Net change in unrealized gains (losses) on investments	10,244,827	24,589,506

Net increase in net assets resulting from operations	27,178,312	58,892,305

Distributions to shareholders from
Net investment income	(24,221,422)	(40,758,130)
Tax basis return of capital	0	(6,993,269)

Total distributions to shareholders	(24,221,422)	(47,751,399)

Capital share transactions
Cost of shares repurchased	(729,188)	(11,526,575)

Net decrease in net assets resulting from capital share transactions	(729,188)	(11,526,575)

Total increase (decrease) in net assets	2,227,702	(385,669)

Net assets
Beginning of period	590,840,119	591,225,788

End of period	$593,067,821	$590,840,119

Overdistributed net investment income	$(7,877,606)	$(3,954,254)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Multi-Sector Income Fund	Statement of cash flows—six months ended April 30, 2017 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$27,178,312

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(244,870,965)
Proceeds from the sale of investment securities	292,344,004
Paydowns	6,627,013
Amortization	(700,724)
Purchase of short-term investment securities, net	(7,254,194)
Increase in receivable for investments sold	(5,409,547)
Increase in principal paydown receivable	(543)
Decrease in receivable for interest	1,718,303
Decrease in prepaid expenses and other assets	4,079
Decrease in payable for investments purchased	(6,060,058)
Decrease in advisory fee payable	(14,860)
Decrease in administration fee payable	(1,351)
Increase in accrued expenses and other liabilities	733,084
Litigation payments received	3,276
Net realized losses on investments	3,364,585
Net change in unrealized gains (losses) on investments	(10,244,827)

Net cash provided by operating activities	57,415,587

Cash flows from financing activities:
Decrease in secured borrowing payable	(33,000,000)
Cost of shares repurchased	(1,714,693)
Cash distributions paid	(23,725,497)

Net cash used in financing activities	(58,440,190)

Net decrease in cash	(1,024,603)

Cash (including foreign currency):
Beginning of period	$2,025,234

End of period	$1,000,631

Supplemental cash disclosure
Cash paid for interest	$1,526,189

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Multi-Sector Income Fund	23

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.35	$14.06	$16.10	$16.40	$17.01	$16.16
Net investment income	0.49	1.08	1.10 [1]	1.14 [1]	1.18	1.16
Net realized and unrealized gains (losses) on investments	0.17	0.33	(1.98)	(0.24)	(0.59)	0.89

Total from investment operations	0.66	1.41	(0.88)	0.90	0.59	2.05
Distributions to shareholders from
Net investment income	(0.59)	(0.97)	(0.87)	(0.91)	(1.20)	(1.20)
Tax basis return of capital	0.00	(0.17)	(0.29)	(0.29)	0.00	0.00

Total distributions to shareholders	(0.59)	(1.14)	(1.16)	(1.20)	(1.20)	(1.20)
Anti-dilutive effect of shares repurchased	0.01	0.02	0.00	0.00	0.00	0.00
Net asset value, end of period	$14.43	$14.35	$14.06	$16.10	$16.40	$17.01
Market value, end of period	$13.61	$12.66	$12.02	$14.19	$14.47	$16.54
Total return based on market value[2]	12.42%	15.66%	(7.34)%	6.55%	(5.44)%	19.33%
Ratios to average net assets (annualized)
Net expenses[3]	1.77%	1.39%	1.24%	1.21%	1.24%	1.24%
Net investment income[3]	6.99%	7.94%	7.33%	6.95%	7.04%	7.13%
Supplemental data
Portfolio turnover rate	26%	29%	31%	41%	40%	78%
Net assets, end of period (000s omitted)	$593,068	$590,840	$591,226	$677,004	$689,573	$715,368

Borrowings outstanding, end of period (000s omitted)	$187,000	$220,000	$230,000	$230,000	$230,000	$230,000
Asset coverage per $1,000 of borrowing, end of period	$4,171	$3,686	$3,570	$3,944	$3,998	$4,110

[1]	Calculated based upon average shares outstanding

[2]	Total return is calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. Returns for periods of less than one year are not annualized.

[3]	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended April 30, 2017 (unaudited)	0.55%
Year ended October 31, 2016	0.44%
Year ended October 31, 2015	0.24%
Year ended October 31, 2014	0.07%
Year ended October 31, 2013	0.07%
Year ended October 31, 2012	0.11%

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Multi-Sector Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. As an investment company, the Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized

Notes to financial statements (unaudited)	Wells Fargo Multi-Sector Income Fund	25

foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

26	Wells Fargo Multi-Sector Income Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2018	Short-term	Long-term
$86,701,155	$2,682,399	$10,251,593

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Multi-Sector Income Fund	27

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$9,114,302	$0	$9,114,302

Asset-backed securities	0	1,260,530	0	1,260,530

Common stocks
Energy	0	406,302	0	406,302
Materials	763	0	0	763
Utilities	4,894,256	0	0	4,894,256

Corporate bonds and notes	0	397,306,030	0	397,306,030

Foreign corporate bonds and notes	0	10,953,353	0	10,953,353

Foreign government bonds	0	121,537,083	0	121,537,083

Loans	0	79,117,365	23,097,699	102,215,064

Municipal obligations	0	44,818	0	44,818

Non-agency mortgage-backed securities	0	24,098,948	0	24,098,948

Rights
Utilities	0	409,219	0	409,219

Yankee corporate bonds and notes	0	54,854,391	7,293	54,861,684

Short-term investments
Investment companies	40,658,824	0	0	40,658,824
Total assets	$45,553,843	$699,102,341	$23,104,992	$767,761,176

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund had no material transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2016	$5,626,538	$7,293	$5,633,831
Accrued discounts (premiums)	9,227	17,712	26,939
Realized gains (losses)	(8,542)	0	(8,542)
Change in unrealized gains (losses)	209,557	(17,712)	191,845
Purchases	19,869,222	0	19,869,222
Sales	(3,676,688)	0	(3,676,688)
Transfers into Level 3	5,077,780	0	5,077,780
Transfers out of Level 3	(4,009,395)	0	(4,009,395)
Balance as of April 30, 2017	$23,097,699	$7,293	$23,104,992
Change in unrealized gains (losses) relating to securities still held at April 30, 2017	$168,019	$(17,712)	$150,307

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The yankee corporate bonds and notes obligations in the Level 3 table represents two positions which were valued based on an analysis of the expected final distribution available to bondholders from asset sales.

28	Wells Fargo Multi-Sector Income Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

During the six months ended April 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $20,366 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $9,019 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended April 30, 2017 and the year ended October 31, 2016, the Fund did not issue any shares.

On December 17, 2015, the Fund announced an open-market share repurchase program (the “Buyback Program”). Under the Buyback Program, the Fund was able to repurchase up to 10% of its outstanding shares within one year of December 17, 2015. The Fund’s Board of Trustees had delegated to Funds Management full discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations. The Buyback Program ended at the close of business on December 16, 2016. During the six months ended April 30, 2017, the Fund purchased 57,556 of its shares on the open market at a total cost of $729,188 (weighted average price per share of $12.65). The weighted average discount of these repurchased shares was 11.60%.

6. BORROWINGS

The Fund has borrowed $187 million through a revolving credit facility administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230 million with no specific contract expiration date but the Facility can be terminated upon 180 days’ notice. The Fund is charged interest at London Interbank Offered Rate (LIBOR) plus 0.70% and a commitment fee of 0.30% of the average daily unutilized amount of the commitment which may be waived if the amount drawn on the Facility is over 75% of the committed amount.

During the six months ended April 30, 2017, the Fund had average borrowings outstanding in the amount of $219,456,044 and paid interest in the amount of $1,591,897 (representing 0.55% of the Fund’s average daily net assets) at a weighted average interest rate of 0.73%.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2017 were $197,526,277 and $202,475,688, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

As of April 30, 2017, the Fund had unfunded term loan commitments of $1,264,480.

Notes to financial statements (unaudited)	Wells Fargo Multi-Sector Income Fund	29

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-15, Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force), which is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. Management is currently assessing the potential impact on the financial statements that may result from adopting this ASU. This ASU is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those financial years, with early adoption permitted.

In November 2016, FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (a Consensus of the Emerging Issues Task Force), which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts described as restricted cash and restricted cash equivalents should be included with the cash and cash equivalents in reconciling the beginning and end of period total amounts shown on the statement of cash flows. Management is currently assessing the potential impact on the financial statements that may result from adopting this ASU. This ASU is effective for interim and annual reporting periods beginning after December 15, 2017.

In December 2016, FASB issued ASU No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

11. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to shareholders:

Declaration date	Record date	Payable date	Per share amount
April 28, 2017	May 18, 2017	June 1, 2017	$0.10581
May 17, 2017	June 14, 2017	July 3, 2017	0.10633

These distributions are not reflected in the accompanying financial statements.

12. SUBSEQUENT EVENT

On May 11, 2017, the Fund’s tender offer to purchase up to 15% of its outstanding common shares expired. As result of the tender offer, 18,987,662 common shares, or approximately 46% of the Fund’s common shares outstanding, were tendered. Because the total number of shares tendered exceeded the number of shares offered to purchase, all tendered shares were subject to proration in accordance with the terms of the offer to purchase. The Fund accepted 6,165,826 shares for cash payment at a price equal to 98% of the Fund’s net asset value per share effective as of the close of the regular trading session of the NYSE on May 12, 2017. Following the purchase of the tendered shares, the Fund had approximately 34,939,684 common shares outstanding.

30	Wells Fargo Multi-Sector Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On February 6, 2017, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of trustees:

Shares voted “For”	Isaiah Harris, Jr.	35,163,701
Shares voted “Withhold”		1,075,104
Shares voted “For”	David F. Larcker	35,178,895
Shares voted “Withhold”		1,059,910
Shares voted “For”	Olivia S. Mitchell	35,220,287
Shares voted “Withhold”		1,018,518

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Multi-Sector Income Fund	31

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers1 listed below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Class I - Non-Interested Trustees to serve until 2020 Annual Meeting of Shareholders
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Class II - Non-Interested Trustees to serve until 2018 Annual Meeting of Shareholders
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust

32	Wells Fargo Multi-Sector Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Class III - Non-Interested Trustees to serve until 2019 Annual Meeting of Shareholders
Peter G. Gordon* (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010; Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2003	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

Automatic dividend reinvestment plan	Wells Fargo Multi-Sector Income Fund	33

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant

to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 505000, Louisville, Kentucky 40233 or by calling 1-800-730-6001.

34	Wells Fargo Multi-Sector Income Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 505000

Louisville, Kentucky 40233

1-800-730-6001

Website: wellsfargofunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Certain material contained in this report may be considered marketing material and has been reviewed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

303211 06-17 SMSI/SAR159 04-17

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

Wells Fargo Multi-Sector Income Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for Wells Fargo Multi-Sector Income Fund is filed under this Item.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 1.54%
FHLMC ±	3.77%	9-1-2032	$1,097,548	$1,143,080
FHLMC	8.50	7-1-2028	43,903	52,648
FHLMC Series 1383 ±	2.89	2-1-2037	310,187	328,323
FHLMC Series 196 Class A ±	1.79	12-15-2021	16,708	16,847
FHLMC Series 2011-K16 Class B 144A±	4.75	11-25-2046	1,000,000	1,078,615
FHLMC Series 2011-K701 Class B 144A±	4.29	7-25-2048	165,000	166,619
FHLMC Series 2012-K17 Class B 144A±	4.49	12-25-2044	675,000	719,377
FHLMC Series 2012-K18 Class B 144A±	4.40	1-25-2045	810,000	860,927
FHLMC Series 2012-K706 Class B 144A±	4.17	11-25-2044	500,000	512,180
FHLMC Series 2012-K706 Class C 144A±	4.17	11-25-2044	805,000	821,779
FHLMC Series 2012-K707 Class B 144A±	4.02	1-25-2047	930,000	951,261
FHLMC Series 2012-K711 Class B 144A±	3.68	8-25-2045	264,000	269,932
FHLMC Series 2013-K30 Class B 144A±	3.56	6-25-2045	700,000	718,407
FHLMC Series 2390 Class FD ±	1.44	12-15-2031	20,929	20,960
FHLMC Series 2567 Class FH ±	1.39	2-15-2033	64,380	64,431
FHLMC Series K007 Class X1 ±(c)	1.09	4-25-2020	787,821	20,716
FHLMC Series K016 Class X1 ±(c)	1.54	10-25-2021	369,302	20,954
FHLMC Series K020 Class X1 ±(c)	1.44	5-25-2022	6,551,656	391,062
FNMA ±	2.95	9-1-2037	483,494	509,545
FNMA	6.00	4-1-2033	62,830	65,264
FNMA	7.50	2-1-2030	27,169	27,411
FNMA	7.50	9-1-2030	34,803	35,288
FNMA Series 1996-46 Class FA ±	1.49	8-25-2021	9,434	9,443
FNMA Series 1997-20 Class IO ±(c)	1.84	3-25-2027	771,328	22,544
FNMA Series 2001-25 Class Z	6.00	6-25-2031	121,584	135,367
FNMA Series 2001-35 Class F ±	1.59	7-25-2031	5,614	5,701
FNMA Series 2001-57 Class F ±	1.49	6-25-2031	5,652	5,683
FNMA Series 2002-77 Class FH ±	1.39	12-18-2032	40,933	40,961
FNMA Series 2002-97 Class FR ±	1.54	1-25-2033	9,698	9,825
FNMA Series G91-16 Class F ±	1.44	6-25-2021	8,690	8,736
FNMA Series G92-17 Class F ±	2.04	3-25-2022	38,312	38,874
GNMA	6.50	6-15-2028	27,194	30,492
GNMA	7.25	8-15-2017	426	426
GNMA	7.25	9-15-2017	2,046	2,054
GNMA	7.25	10-15-2017	1,472	1,477
GNMA	7.25	1-15-2018	1,880	1,885
GNMA	7.25	2-15-2018	2,612	2,627
GNMA	7.25	5-15-2018	2,574	2,581

Total Agency Securities (Cost $8,603,236)				9,114,302

Asset-Backed Securities: 0.21%
CVS Pass-Through Trust Series T	6.04	12-10-2028	513,448	582,819
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 ±	1.99	5-20-2030	676,247	677,711

Total Asset-Backed Securities (Cost $1,252,668)				1,260,530

2	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name			Shares	Value

Common Stocks: 0.89%

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Swift Energy Company †(i)			16,859	$406,302

Materials: 0.00%

Chemicals: 0.00%
LyondellBasell Industries NV Class A			9	763

Utilities: 0.82%

Electric Utilities: 0.82%
Vistra Energy Corporation			327,375	4,894,256

Total Common Stocks (Cost $23,474,603)				5,301,321

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 66.99%

Consumer Discretionary: 11.89%

Auto Components: 1.03%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$2,950,000	3,005,313
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	1,710,000	1,928,025
Cooper Tire & Rubber Company	8.00	12-15-2019	550,000	613,250
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	555,750

				6,102,338

Distributors: 0.15%
LKQ Corporation	4.75	5-15-2023	900,000	904,500

Diversified Consumer Services: 0.89%
Service Corporation International	7.50	4-1-2027	3,400,000	3,969,500
Service Corporation International	7.63	10-1-2018	680,000	731,850
Service Corporation International	8.00	11-15-2021	475,000	559,313

				5,260,663

Food Products: 0.06%
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	325,000	335,563

Hotels, Restaurants & Leisure: 1.99%
Brinker International Incorporated 144A	5.00	10-1-2024	875,000	866,250
CCM Merger Incorporated 144A	6.00	3-15-2022	2,450,000	2,529,625
Greektown Holdings LLC 144A	8.88	3-15-2019	7,625,000	7,963,398
Speedway Motorsports Incorporated	5.13	2-1-2023	425,000	429,250

				11,788,523

Internet & Direct Marketing Retail: 0.14%
Expedia Incorporated	5.95	8-15-2020	750,000	824,122

Leisure Products: 0.01%
Vista Outdoor Incorporated	5.88	10-1-2023	50,000	49,750

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Media: 6.23%
Altice US Finance I Corporation 144A	5.38%	7-15-2023	$1,395,000	$1,456,031
Altice US Finance I Corporation 144A	5.50	5-15-2026	1,275,000	1,318,031
AMC Entertainment Holdings Incorporated 144A	5.88	11-15-2026	925,000	941,766
Cablevision Systems Corporation	8.63	9-15-2017	582,000	598,005
CBS Radio Incorporated 144A	7.25	11-1-2024	45,000	48,938
CCO Holdings LLC	5.13	2-15-2023	300,000	312,000
CCO Holdings LLC 144A	5.13	5-1-2023	1,780,000	1,857,875
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	459,000
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,296,875
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,326,375
CCO Holdings LLC 144A	5.50	5-1-2026	215,000	225,617
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,584,858
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000	1,337,500
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	2,030,000	2,263,450
Cinemark USA Incorporated	4.88	6-1-2023	325,000	329,875
CSC Holdings LLC	7.88	2-15-2018	1,000,000	1,042,500
CSC Holdings LLC	8.63	2-15-2019	383,000	421,894
EMI Music Publishing 144A	7.63	6-15-2024	525,000	580,125
Gray Television Incorporated 144A	5.13	10-15-2024	1,450,000	1,453,625
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000	4,010,625
Interpublic Group of Companies	4.00	3-15-2022	750,000	784,868
Lamar Media Corporation	5.88	2-1-2022	690,000	715,875
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	1,400,000	1,410,500
National CineMedia LLC	5.75	8-15-2026	925,000	943,500
National CineMedia LLC	6.00	4-15-2022	1,725,000	1,772,438
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	850,000	871,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	950,000	993,339
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	21,000
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	819,563
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	786,672

				36,983,970

Multiline Retail: 0.10%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	598,355

Specialty Retail: 1.21%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	639,587
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000	1,213,188
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,166,125
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,195,425
Sonic Automotive Incorporated	5.00	5-15-2023	1,224,000	1,173,510
Sonic Automotive Incorporated 144A	6.13	3-15-2027	775,000	780,813

				7,168,648

Textiles, Apparel & Luxury Goods: 0.08%
Wolverine World Wide Company 144A	5.00	9-1-2026	500,000	485,000

4	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.58%

Beverages: 0.22%
Anheuser-Busch InBev SA	3.75%	1-15-2022	$600,000	$631,747
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000	686,813

				1,318,560

Food Products: 1.19%
B&G Foods Incorporated	4.63	6-1-2021	300,000	305,520
B&G Foods Incorporated	5.25	4-1-2025	1,050,000	1,074,969
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	186,525
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	775,216
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	50,000	51,625
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	50,000	51,563
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,130,000	1,175,200
Pinnacle Foods Incorporated	5.88	1-15-2024	75,000	79,969
Post Holdings Incorporated 144A	5.00	8-15-2026	700,000	696,500
Post Holdings Incorporated 144A	5.50	3-1-2025	525,000	548,625
Post Holdings Incorporated 144A	5.75	3-1-2027	525,000	544,031
Post Holdings Incorporated 144A	8.00	7-15-2025	900,000	1,023,750
Prestige Brands Incorporated 144A	6.38	3-1-2024	130,000	139,100
US Foods Incorporated 144A	5.88	6-15-2024	410,000	428,450

				7,081,043

Household Products: 0.05%
Central Garden & Pet Company	6.13	11-15-2023	250,000	266,875

Tobacco: 0.12%
Reynolds American Incorporated	6.88	5-1-2020	650,000	734,591

Energy: 17.21%

Energy Equipment & Services: 5.40%
Bristow Group Incorporated	6.25	10-15-2022	3,905,000	3,221,625
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,232,500
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000	1,359,375
Hilcorp Energy Company 144A	5.75	10-1-2025	1,525,000	1,479,250
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	4,750,000	3,164,688
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	1,750,000	1,076,250
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,199,700
NGPL PipeCo LLC 144A	7.12	12-15-2017	2,060,000	2,115,363
NGPL PipeCo LLC 144A	7.77	12-15-2037	9,060,000	10,419,000
NGPL PipeCo LLC 144A	9.63	6-1-2019	435,000	447,398
PHI Incorporated	5.25	3-15-2019	5,675,000	5,334,500

				32,049,649

Oil, Gas & Consumable Fuels: 11.81%
Continental Resources Incorporated	3.80	6-1-2024	350,000	329,000
Continental Resources Incorporated	5.00	9-15-2022	700,000	706,125
Denbury Resources Incorporated	4.63	7-15-2023	3,475,000	2,380,375
Denbury Resources Incorporated	6.38	8-15-2021	1,460,000	1,157,050
El Paso LLC	6.50	4-1-2020	750,000	831,002

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enable Midstream Partner LP	2.40%	5-15-2019	$2,350,000	$2,331,160
Enable Midstream Partner LP	3.90	5-15-2024	1,750,000	1,719,984
Enable Midstream Partner LP	4.40	3-15-2027	775,000	773,491
Enable Midstream Partner LP	5.00	5-15-2044	275,000	253,242
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	250,000	269,118
Energy Transfer Partners LP	5.20	2-1-2022	750,000	811,944
EnLink Midstream LLC	4.15	6-1-2025	2,950,000	2,963,425
EnLink Midstream LLC	4.40	4-1-2024	3,200,000	3,282,928
Exterran Partners LP	6.00	4-1-2021	3,100,000	3,107,750
Gulfport Energy Corporation 144A	6.00	10-15-2024	1,000,000	985,000
Gulfport Energy Corporation 144A	6.38	5-15-2025	800,000	797,000
Gulfport Energy Corporation	6.63	5-1-2023	1,900,000	1,923,750
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	773,777
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	318,769
Kinder Morgan Incorporated (i)	7.42	2-15-2037	800,000	897,218
Matador Resources Company 144A	6.88	4-15-2023	300,000	316,500
Murphy Oil Corporation	4.70	12-1-2022	850,000	830,875
Murphy Oil Corporation	6.88	8-15-2024	850,000	905,250
Nabors Industries Incorporated	4.63	9-15-2021	750,000	757,500
Nabors Industries Incorporated 144A	5.50	1-15-2023	250,000	253,125
Overseas Shipholding Group Incorporated	8.13	3-30-2018	2,275,000	2,366,000
PDC Energy Incorporated 144A	6.13	9-15-2024	575,000	589,375
Phillips 66	4.30	4-1-2022	625,000	674,450
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	791,022
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	4,450,000	4,757,050
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,524,000	3,766,275
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,465,000	1,618,825
Rose Rock Midstream LP	5.63	7-15-2022	1,200,000	1,197,000
Rose Rock Midstream LP	5.63	11-15-2023	825,000	814,688
Sabine Oil & Gas Corporation (a)(i)(s)	7.25	6-15-2019	520,000	0
Sabine Oil & Gas Corporation (a)(i)(s)	7.50	9-15-2020	3,500,000	0
Sabine Pass Liquefaction LLC	5.63	2-1-2021	1,375,000	1,495,346
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,710,000	1,885,839
Sabine Pass Liquefaction LLC	5.63	3-1-2025	460,000	502,868
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,796,226
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	625,000	696,928
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,982,784
SemGroup Corporation 144A	6.38	3-15-2025	3,425,000	3,442,125
Southern Star Central Corporation 144A	5.13	7-15-2022	50,000	50,500
Southwestern Energy Company	4.10	3-15-2022	425,000	397,375
Southwestern Energy Company	6.70	1-23-2025	650,000	646,750
Summit Midstream Holdings LLC	5.75	4-15-2025	225,000	227,813
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	5,600,000	5,628,000
Tesoro Logistics LP	6.13	10-15-2021	225,000	234,844
Tesoro Logistics LP	6.38	5-1-2024	450,000	491,625
Ultra Resources Incorporated 144A	6.88	4-15-2022	600,000	606,750
Ultra Resources Incorporated 144A	7.13	4-15-2025	505,000	500,268
Western Gas Partners LP	4.00	7-1-2022	175,000	179,814
Western Gas Partners LP	5.38	6-1-2021	225,000	244,046
Williams Partners LP	3.35	8-15-2022	750,000	755,328

				70,015,272

6	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 8.63%

Banks: 0.73%
Bank of America Corporation	5.70%	1-24-2022	$250,000	$281,461
CIT Group Incorporated	5.25	3-15-2018	100,000	103,180
CIT Group Incorporated 144A	5.50	2-15-2019	426,000	449,963
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	575,025
Citigroup Incorporated	4.50	1-14-2022	250,000	269,633
Citigroup Incorporated	6.00	8-15-2017	650,000	658,183
City National Bank	5.38	7-15-2022	500,000	556,572
HSBC Bank USA	6.00	8-9-2017	650,000	657,909
JPMorgan Chase & Company	3.38	5-1-2023	750,000	755,105

				4,307,031

Capital Markets: 0.33%
ACE Securities Corporation ±	3.62	6-25-2033	312,516	308,156
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	838,389
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	846,281

				1,992,826

Consumer Finance: 3.18%
Ally Financial Incorporated	8.00	12-31-2018	780,000	844,350
Ally Financial Incorporated	8.00	3-15-2020	755,000	852,206
Discover Financial Services	5.20	4-27-2022	750,000	814,537
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	670,136
General Motors Financial Company Incorporated	3.70	5-9-2023	750,000	753,959
Navient Corporation	8.00	3-25-2020	1,930,000	2,123,000
Navient Corporation	8.45	6-15-2018	1,675,000	1,792,250
OneMain Financial Group LLC 144A	7.25	12-15-2021	4,175,000	4,342,459
Springleaf Finance Corporation	6.00	6-1-2020	825,000	844,594
Springleaf Finance Corporation	6.50	9-15-2017	200,000	203,250
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,669,438
Springleaf Finance Corporation	8.25	12-15-2020	75,000	82,178
Springleaf Finance Corporation	8.25	10-1-2023	800,000	858,000

				18,850,357

Diversified Financial Services: 2.59%
General Electric Capital Corporation	4.65	10-17-2021	187,000	206,837
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	1,735,000	1,630,900
ING US Incorporated	5.50	7-15-2022	750,000	836,795
LPL Holdings Incorporated 144A	5.75	9-15-2025	10,025,000	10,175,375
NewStar Financial Incorporated	7.25	5-1-2020	2,450,000	2,526,563

				15,376,470

Insurance: 1.80%
American International Group Incorporated	4.88	6-1-2022	750,000	818,741
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	720,896
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	722,818
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	1,075,000	1,080,375
Hub International Limited 144A	7.88	10-1-2021	3,950,000	4,138,218

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Liberty Mutual Group Incorporated 144A	4.95%	5-1-2022	$750,000	$821,436
ProAssurance Corporation	5.30	11-15-2023	750,000	824,879
Progressive Corporation ±	6.70	6-15-2067	600,000	600,600
USIS Merger Sub Incorporated 144A	6.88	5-1-2025	225,000	228,938
W.R. Berkley Corporation	4.63	3-15-2022	650,000	700,370

				10,657,271

Health Care: 5.92%

Biotechnology: 0.13%
Amgen Incorporated	3.63	5-15-2022	750,000	783,952

Health Care Equipment & Supplies: 0.80%
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	209,000
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	400,000	405,000
Hologic Incorporated 144A	5.25	7-15-2022	670,000	706,013
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	1,425,000	1,519,406
Surgery Center Holdings Company 144A	8.88	4-15-2021	1,800,000	1,912,500

				4,751,919

Health Care Providers & Services: 4.04%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000	201,400
Community Health Systems Incorporated	6.25	3-31-2023	390,000	396,825
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	831,183
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	445,000	448,338
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	544,031
Express Scripts Holding Company	3.90	2-15-2022	665,000	692,544
HCA Incorporated	6.50	2-15-2020	1,875,000	2,057,925
HealthSouth Corporation	5.75	9-15-2025	575,000	581,469
Humana Incorporated	7.20	6-15-2018	750,000	792,709
Mednax Incorporated 144A	5.25	12-1-2023	475,000	485,688
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	1,750,000	1,881,250
MPT Operating Partnership LP	5.25	8-1-2026	1,250,000	1,281,250
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,111,281
MPT Operating Partnership LP	6.38	3-1-2024	110,000	119,075
Select Medical Corporation	6.38	6-1-2021	4,065,000	4,156,463
TeamHealth Incorporated 144A	6.38	2-1-2025	475,000	463,719
Tenet Healthcare Corporation ±	4.63	6-15-2020	2,250,000	2,261,250
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,552,438
Vizient Incorporated 144A	10.38	3-1-2024	3,550,000	4,064,750

				23,923,588

Health Care Technology: 0.35%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	1,800,000	1,847,250
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	225,000	231,188

				2,078,438

Life Sciences Tools & Services: 0.14%
Life Technologies Corporation	6.00	3-1-2020	750,000	822,034

8	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.46%
Endo Finance LLC 144A	5.38%	1-15-2023	$375,000	$321,563
Endo Finance LLC 144A	5.75	1-15-2022	715,000	661,375
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	325,000	332,719
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	575,000	586,500
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	75,000	60,188
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	761,377

				2,723,722

Industrials: 2.72%

Aerospace & Defense: 0.17%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,031,760

Airlines: 0.35%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,508,491
Delta Air Lines Incorporated	4.75	11-7-2021	505,677	534,121

				2,042,612

Commercial Services & Supplies: 1.62%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	1,750,000	1,800,313
Aramark Services Incorporated	5.13	1-15-2024	595,000	627,725
Covanta Holding Corporation	5.88	3-1-2024	2,235,000	2,246,175
Covanta Holding Corporation	5.88	7-1-2025	900,000	897,750
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,543,125
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	750,353
Republic Services Incorporated	3.55	6-1-2022	750,000	782,579
The ServiceMaster Company LLC 144A	5.13	11-15-2024	925,000	955,063

				9,603,083

Professional Services: 0.15%
Ascent Capital Group Incorporated	4.00	7-15-2020	375,000	284,766
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	588,757

				873,523

Road & Rail: 0.11%
TTX Company 144A	2.60	6-15-2020	650,000	652,557

Trading Companies & Distributors: 0.32%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	1,775,000	1,843,781
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	80,063

				1,923,844

Information Technology: 6.26%

Communications Equipment: 0.33%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,100,000	1,172,875
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	765,238

				1,938,113

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components: 1.34%
Jabil Circuit Incorporated	8.25%	3-15-2018	$5,275,000	$5,566,671
L-3 Communications Corporation	4.95	2-15-2021	750,000	807,557
Zebra Technologies Corporation	7.25	10-15-2022	1,450,000	1,567,813

				7,942,041

Internet Software & Services: 0.41%
Infor Software Parent LLC	6.50	5-15-2022	550,000	572,000
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	562,100
Zayo Group LLC 144A	5.75	1-15-2027	950,000	1,008,188
Zayo Group LLC	6.00	4-1-2023	75,000	79,688
Zayo Group LLC	6.38	5-15-2025	175,000	189,219

				2,411,195

IT Services: 0.88%
Cardtronics Incorporated	5.13	8-1-2022	460,000	469,200
Cardtronics Incorporated 144A	5.50	5-1-2025	940,000	961,150
First Data Corporation 144A	5.00	1-15-2024	750,000	767,063
First Data Corporation 144A	5.38	8-15-2023	275,000	286,000
First Data Corporation 144A	5.75	1-15-2024	320,000	332,000
Gartner Incorporated 144A	5.13	4-1-2025	2,325,000	2,406,375

				5,221,788

Semiconductors & Semiconductor Equipment: 0.38%
Micron Technology Incorporated 144A	5.25	8-1-2023	375,000	388,125
Micron Technology Incorporated 144A	5.25	1-15-2024	700,000	721,700
Micron Technology Incorporated	5.50	2-1-2025	256,000	267,520
Micron Technology Incorporated	5.88	2-15-2022	850,000	890,375

				2,267,720

Software: 0.31%
CA Incorporated	5.38	12-1-2019	750,000	808,844
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	200,000	201,750
SS&C Technologies Incorporated	5.88	7-15-2023	600,000	637,500
Symantec Corporation 144A	5.00	4-15-2025	200,000	206,750

				1,854,844

Technology Hardware, Storage & Peripherals: 2.61%
Diamond 1 Finance Corporation 144A	5.88	6-15-2021	2,825,000	2,994,500
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	5,400,000	5,968,766
Hewlett-Packard Company	4.05	9-15-2022	750,000	789,022
NCR Corporation	5.88	12-15-2021	230,000	240,925
NCR Corporation	6.38	12-15-2023	5,125,000	5,494,000

				15,487,213

Materials: 1.36%

Chemicals: 0.20%
Dow Chemical Company	4.13	11-15-2021	750,000	796,809
Valvoline Incorporated 144A	5.50	7-15-2024	375,000	396,563

				1,193,372

10	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 1.16%
Ball Corporation	5.25%	7-1-2025	$190,000	$205,200
Berry Plastics Corporation	5.13	7-15-2023	350,000	363,895
Berry Plastics Corporation	6.00	10-15-2022	215,000	228,438
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	40,600
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	607,500
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	425,000	454,750
Owens-Illinois Incorporated 144A	5.38	1-15-2025	575,000	599,438
Owens-Illinois Incorporated 144A	6.38	8-15-2025	2,950,000	3,208,125
Sealed Air Corporation 144A	5.13	12-1-2024	1,100,000	1,152,250

				6,860,196

Metals & Mining: 0.00%
Indalex Holdings Corporation (a)(i)(s)	11.50	2-1-2020	3,170,000	0

Real Estate: 4.37%

Equity REITs: 4.37%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	692,390
American Tower Corporation	5.90	11-1-2021	650,000	731,188
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	3,146,063
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,852,838
Equinix Incorporated	5.38	5-15-2027	425,000	444,036
Equinix Incorporated	5.88	1-15-2026	425,000	457,938
ESH Hospitality Incorporated 144A	5.25	5-1-2025	2,275,000	2,303,438
Essex Portfolio LP	3.63	8-15-2022	750,000	773,612
Health Care REIT Incorporated	5.25	1-15-2022	650,000	715,984
Iron Mountain Incorporated 144A	4.38	6-1-2021	1,175,000	1,219,063
Iron Mountain Incorporated 144A	5.38	6-1-2026	950,000	966,625
Iron Mountain Incorporated 144A	6.00	10-1-2020	230,000	240,638
Iron Mountain Incorporated	6.00	8-15-2023	2,960,000	3,144,941
Sabra Health Care Incorporated	5.38	6-1-2023	900,000	913,500
Sabra Health Care Incorporated	5.50	2-1-2021	1,100,000	1,148,125
The Geo Group Incorporated	5.13	4-1-2023	800,000	804,000
The Geo Group Incorporated	5.88	1-15-2022	1,565,000	1,627,600
The Geo Group Incorporated	5.88	10-15-2024	840,000	858,900
The Geo Group Incorporated	6.00	4-15-2026	184,000	189,060
Ventas Realty LP	4.25	3-1-2022	650,000	687,166

				25,917,105

Telecommunication Services: 3.60%

Diversified Telecommunication Services: 1.32%
AT&T Incorporated	3.80	3-15-2022	750,000	778,439
Citizens Communications Company	7.88	1-15-2027	355,000	287,550
Frontier Communications Corporation	8.13	10-1-2018	845,000	898,869
Frontier Communications Corporation	8.50	4-15-2020	525,000	555,188
GCI Incorporated	6.75	6-1-2021	1,000,000	1,036,250
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	1,000,594
Level 3 Financing Incorporated	5.25	3-15-2026	650,000	670,365
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	309,810
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	727,538

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Level 3 Financing Incorporated	5.38%	5-1-2025	$975,000	$1,016,438
Level 3 Financing Incorporated	5.63	2-1-2023	350,000	363,125
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	180,906

				7,825,072

Wireless Telecommunication Services: 2.28%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	812,505
SBA Communications Corporation	4.88	7-15-2022	640,000	659,200
SBA Communications Corporation 144A	4.88	9-1-2024	500,000	504,375
Sprint Capital Corporation	6.88	11-15-2028	5,500,000	5,967,500
Sprint Capital Corporation	8.75	3-15-2032	625,000	769,138
Sprint Communications Incorporated	7.00	8-15-2020	225,000	243,844
T-Mobile USA Incorporated	4.00	4-15-2022	650,000	665,236
T-Mobile USA Incorporated	5.13	4-15-2025	425,000	447,844
T-Mobile USA Incorporated	5.38	4-15-2027	225,000	240,750
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	319,407
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	89,781
T-Mobile USA Incorporated	6.38	3-1-2025	825,000	901,577
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	86,600
T-Mobile USA Incorporated	6.63	4-1-2023	655,000	700,031
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,136,850

				13,544,638

Utilities: 3.45%

Electric Utilities: 0.14%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	803,971

Gas Utilities: 0.17%
AmeriGas Partners LP	5.75	5-20-2027	1,000,000	1,002,500

Independent Power & Renewable Electricity Producers: 2.91%
Calpine Corporation 144A	6.00	1-15-2022	515,000	538,175
NSG Holdings LLC 144A	7.75	12-15-2025	5,042,891	5,421,108
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	3,675,000	3,771,469
TerraForm Power Operating LLC 144A	6.38	2-1-2023	5,425,000	5,601,313
TerraForm Power Operating LLC 144A	6.63	6-15-2025	1,850,000	1,956,375

				17,288,440

Multi-Utilities: 0.23%
Ameren Illinois Company	9.75	11-15-2018	500,000	559,298
CMS Energy Corporation	5.05	3-15-2022	750,000	826,115

				1,385,413

Total Corporate Bonds and Notes (Cost $378,205,690)				397,306,030

Foreign Corporate Bonds and Notes @: 1.85%

Consumer Discretionary: 0.11%

Internet & Direct Marketing Retail: 0.04%
Priceline Group Incorporated (EUR)	2.38	9-23-2024	200,000	233,631

12	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.07%
Virgin Media Incorporated (GBP)	5.50%	9-15-2024	325,000	$441,988

Consumer Staples: 0.16%

Food Products: 0.16%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	937,603

Energy: 0.24%

Energy Equipment & Services: 0.02%
Senvion Holding (EUR)	6.63	11-15-2020	100,000	112,618

Oil, Gas & Consumable Fuels: 0.22%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,320,476

Financials: 0.98%

Banks: 0.93%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	1,954,610
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,349,137
KfW (AUD)	5.00	3-19-2024	1,300,000	1,099,636
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,124,123

				5,527,506

Diversified Financial Services: 0.05%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	277,378

Information Technology: 0.03%

Semiconductors & Semiconductor Equipment: 0.03%
ASML Holding NV (EUR)	1.38	7-7-2026	175,000	191,606

Materials: 0.05%

Chemicals: 0.05%
Albemarle Corporation (EUR)	1.88	12-8-2021	246,000	281,620

Telecommunication Services: 0.28%

Diversified Telecommunication Services: 0.03%
Verizon Communications Incorporated (EUR)	3.25	2-17-2026	150,000	187,917

Wireless Telecommunication Services: 0.25%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,441,010

Total Foreign Corporate Bonds and Notes (Cost $14,117,001)				10,953,353

Foreign Government Bonds @: 20.49%
Colombia (COP)	7.00	9-11-2019	18,500,000,000	6,463,901
Colombia (COP)	7.00	5-4-2022	18,650,000,000	6,656,719
Colombia (COP)	7.50	8-26-2026	22,725,000,000	8,406,983
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,919,409
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	4,709,103
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	10,276,915
Indonesia (IDR)	8.38	9-15-2026	110,000,000,000	8,970,665

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Malaysia (MYR)	4.18%	7-15-2024	19,850,000	$4,641,717
Malaysia (MYR)	4.23	6-30-2031	51,300,000	11,537,596
Mexico (MXN)	5.75	3-5-2026	152,000,000	7,334,256
Mexico (MXN)	8.00	11-7-2047	217,500,000	12,078,397
Mexico (MXN)	10.00	12-5-2024	62,120,000	3,851,158
Mexico (MXN)	10.00	12-5-2024	14,100,000	874,136
New Zealand (NZD)	4.50	4-15-2027	8,250,000	6,357,150
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,668,924
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	7,580,245
Republic of South Africa (ZAR)	10.50	12-21-2026	153,500,000	12,820,465
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,389,344

Total Foreign Government Bonds (Cost $135,837,614)				121,537,083

Loans: 17.24%

Consumer Discretionary: 5.10%

Auto Components: 0.55%
Allison Transmission Incorporated ±	2.99	9-23-2022	$1,895,225	1,914,613
Federal-Mogul Corporation ±	4.75	4-15-2021	1,316,615	1,315,904

				3,230,517

Distributors: 0.42%
Spin Holdco Incorporated ±	4.27	11-14-2019	2,472,140	2,474,192

Food & Staples Retailing: 0.07%
TKC Holdings Incorporated ±	4.75	2-1-2023	400,000	404,000

Hotels, Restaurants & Leisure: 1.11%
CCM Merger Incorporated ±	4.24	8-8-2021	781,757	784,931
Four Seasons Holdings Incorporated ±	4.15	11-30-2023	908,383	918,275
La Quinta Intermediate Holdings LLC ±	3.91	4-14-2021	740,578	746,317
Montreign Operating Company ±	9.25	12-7-2022	3,775,000	3,841,063
Pinnacle Entertainment Incorporated ±	4.00	4-28-2023	315,259	317,859

				6,608,445

Household Products: 0.32%
Anchor Glass Container Corporation ±	4.25	12-7-2023	598,500	602,540
Anchor Glass Container Corporation ±	8.75	12-7-2024	1,300,000	1,322,750

				1,925,290

Leisure Products: 0.24%
AMF Bowling Centers Incorporated ±	6.00	8-17-2023	1,453,367	1,449,733

Media: 2.36%
Altice US Finance I Corporation ±%%<	1.00	1-25-2025	200,000	199,792
Altice US Finance I Corporation ±	3.24	7-28-2025	517,786	517,248
CBS Radio Incorporated ±	4.50	10-17-2023	1,886,404	1,898,986
Charter Communications Operating LLC ±	3.24	1-15-2024	910,800	915,126
CSC Holdings LLC ±	3.24	7-15-2025	459,375	458,966

14	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Entercom Radio LLC ±	4.55%	11-1-2023	$1,073,438	$1,079,696
Learfield Communications Incorporated ±	4.25	12-1-2023	3,491,250	3,517,434
Mission Broadcasting Incorporated ±	3.99	1-17-2024	31,974	32,254
Nexstar Broadcasting Group Incorporated ±	3.99	1-17-2024	329,799	332,685
Salem Communications Corporation ±	4.50	3-16-2020	5,150,190	5,047,186

				13,999,373

Multiline Retail: 0.03%
Doosan Infracore International Incorporated ±	4.50	5-28-2021	159,796	161,594

Consumer Staples: 0.15%

Food Products: 0.15%
B&G Foods Incorporated ±	3.24	11-2-2022	640,110	645,711
Prestige Brands Incorporated ±	3.74	1-26-2024	225,996	228,029

				873,740

Energy: 1.40%

Energy Equipment & Services: 0.77%
Hummel Station LLC ±	7.00	10-27-2022	4,929,434	4,584,373

Oil, Gas & Consumable Fuels: 0.63%
Chesapeake Energy Corporation ±	8.55	8-23-2021	450,000	485,861
Ultra Resources Incorporated ±(a)	4.00	3-23-2024	1,900,000	1,890,500
Veresen Midstream LP ±	4.50	3-31-2022	1,314,937	1,323,155

				3,699,516

Financials: 1.47%

Capital Markets: 0.07%
Russell Investments US Institutional Holdco Incorporated ±	6.75	6-1-2023	423,932	428,439

Consumer Finance: 0.04%
KAR Auction Services Incorporated ±	4.50	3-9-2023	198,000	199,485

Diversified Financial Services: 0.80%
American Beacon Advisors Incorporated ±	5.40	4-30-2022	2,476,277	2,479,373
American Beacon Advisors Incorporated ±(a)	9.92	3-3-2023	440,000	440,000
Ipreo Holdings LLC ±	4.15	8-6-2021	141,394	139,980
LPL Holdings Incorporated ±	3.77	3-10-2024	1,200,000	1,202,256
Nielsen Finance LLC ±	2.99	10-24-2023	472,625	474,397

				4,736,006

Insurance: 0.56%
Alliant Holdings I LLC ±	4.42	8-12-2022	1,396,453	1,399,860
AmWINS Group Incorporated ±	3.75	1-25-2024	374,063	373,700
Hub International Limited ±	4.03	10-2-2020	693,184	696,428
Solera Holdings Incorporated ±	4.25	3-3-2023	866,250	872,132

				3,342,120

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 1.74%

Health Care Equipment & Supplies: 0.32%
DJO Finance LLC ±	4.25%	6-8-2020	$560,025	$546,584
Kinetic Concepts Incorporated ±	4.40	2-2-2024	1,336,239	1,341,664

				1,888,248

Health Care Providers & Services: 1.09%
Community Health Systems Incorporated ±	4.05	1-27-2021	909,267	903,202
MPH Acquisition Holdings LLC ±	4.90	6-7-2023	501,657	508,018
Press Ganey Holdings Incorporated ±(a)	4.25	10-21-2023	1,496,250	1,496,250
Press Ganey Holdings Incorporated ±(a)	8.25	10-21-2024	1,150,000	1,170,125
Surgery Center Holdings Incorporated ±	4.75	11-3-2020	1,099,697	1,105,195
TeamHealth Incorporated ±	3.75	2-6-2024	750,000	742,973
Vizient Incorporated ±	5.00	2-13-2023	571,904	573,694

				6,499,457

Health Care Technology: 0.13%
Alere Incorporated ±	4.25	6-18-2022	100,718	101,179
Change Healthcare Holdings Incorporated ±	3.75	3-1-2024	669,037	670,796

				771,975

Life Sciences Tools & Services: 0.08%
Inventiv Health Incorporated ±	4.80	11-9-2023	473,813	476,248

Pharmaceuticals: 0.12%
Endo Finance LLC ±%%<	5.42	4-5-2024	296,688	298,913
Valeant Pharmaceuticals International Incorporated ±	5.74	4-1-2022	402,465	404,771

				703,684

Industrials: 3.01%

Aerospace & Defense: 0.42%
TransDigm Incorporated ±	4.12	2-28-2020	2,480,049	2,485,009

Commercial Services & Supplies: 2.00%
ADS Waste Holdings Incorporated ±	3.70	11-10-2023	1,230,511	1,240,613
Advantage Sales & Marketing LLC ±	7.50	7-25-2022	1,250,000	1,189,375
Avantor Performance Materials Incorporated ±%%<	5.00	3-10-2024	1,707,995	1,724,016
Casella Waste Systems Incorporated ±(a)	3.75	10-17-2023	1,970,063	1,974,988
Columbus McKinnon Corporation ±	4.15	1-31-2024	971,910	978,597
Gates Global Limited ±	4.41	4-1-2024	612,301	615,056
GFL Environmental Incorporated ±	3.90	9-29-2023	174,125	174,851
McJunkin Red Man Corporation ±	5.00	11-8-2019	677,368	682,875
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	522,872	523,002
USI Incorporated ±%%<	4.15	3-30-2024	225,000	224,017
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	1,078,538	1,079,887
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	188,884	189,120
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	17,885	17,706
WASH Multifamily Laundry Systems LLC ±(i)	8.00	5-14-2023	102,115	101,094
Waste Industries USA Incorporated ±	3.74	2-27-2020	1,129,915	1,138,390

				11,853,587

16	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 0.10%
Onex Wizard Acquisition Company ±	4.00%	3-13-2022	$609,633	$613,273

Transportation Infrastructure: 0.49%
OSG Bulk Ships Incorporated ±	5.29	8-5-2019	71,190	69,588
OSG International Incorporated ±	5.79	8-5-2019	2,843,484	2,834,612

				2,904,200

Information Technology: 1.95%

Electronic Equipment, Instruments & Components: 0.42%
Dell Incorporated ±	3.50	9-7-2023	2,487,516	2,496,272

Internet Software & Services: 1.37%
Ancestry.com Incorporated ±	4.25	10-19-2023	2,974,950	2,998,184
Ancestry.com Incorporated ±	9.27	10-19-2024	3,325,000	3,399,813
Applied Systems Incorporated ±%%	4.16	1-25-2021	473,250	476,506
Black Knight InfoServ LLC ±(a)	3.25	5-27-2022	491,867	493,407
Infor US Incorporated ±	3.90	2-1-2022	516,658	515,449
Sophia Holding Finance LP ±	4.40	9-30-2022	146,971	146,713
Zayo Group LLC ±	3.50	1-19-2024	107,244	107,921

				8,137,993

Semiconductors & Semiconductor Equipment: 0.06%
Micron Technology Incorporated ±	3.50	4-26-2022	347,375	349,497

Software: 0.10%
SS&C Technologies Incorporated ±	3.24	7-8-2022	568,852	572,765

Materials: 0.50%

Containers & Packaging: 0.50%
Berry Plastics Corporation ±	3.51	10-1-2022	449,931	452,743
Reynolds Group Holdings Incorporated ±	3.99	2-5-2023	2,487,516	2,499,804

				2,952,547

Real Estate: 0.91%

Equity REITs: 0.53%
ESH Hospitality Incorporated ±	3.49	8-30-2023	1,293,508	1,299,432
MGM Growth Properties LLC ±	3.49	4-25-2023	321,623	322,199
The Geo Group Incorporated ±	3.20	3-22-2024	1,556,607	1,556,607

				3,178,238

Real Estate Management & Development: 0.38%
Capital Automotive LP ±	4.00	3-24-2024	1,408,665	1,419,230
Capital Automotive LP ±	7.00	3-24-2025	815,000	831,300

				2,250,530

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.91%

Diversified Telecommunication Services: 0.52%
Level 3 Financing Incorporated ±	3.24%	2-22-2024	$555,420	$557,009
Telesat Canada ±	4.15	11-17-2023	2,525,396	2,543,074

				3,100,083

Wireless Telecommunication Services: 0.39%
LTS Buyer LLC ±	4.40	4-13-2020	1,834,077	1,838,993
Sprint Communications Incorporated ±	3.50	2-2-2024	450,000	450,284

				2,289,277

Utilities: 0.10%

Electric Utilities: 0.10%
Vistra Energy Corporation ±	4.25	12-14-2023	573,563	575,358

Total Loans (Cost $101,656,844)				102,215,064

Municipal Obligations: 0.01%

New York: 0.01%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	45,000	44,818

Total Municipal Obligations (Cost $45,000)				44,818

Non-Agency Mortgage-Backed Securities: 4.06%
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.89	4-25-2034	57,619	56,339
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	217,210	216,702
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.92	7-10-2044	1,055,230	758,696
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	195,458	195,340
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.27	2-10-2051	550,000	564,041
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	245,361	256,146
Banc of America Mortgage Securities Series 2003 Class 1A1 ±	3.62	4-25-2033	266,652	248,771
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 ±	1.65	10-25-2032	239,821	234,608
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.89	6-11-2050	418,000	422,313
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AMFL 144A±	1.68	6-11-2050	685,000	685,062
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	101,798
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AMA ±	6.09	6-11-2050	715,000	728,442
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	40,893	40,838
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	15,707	15,844
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	161,950	166,101
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	2.69	7-15-2030	480,000	480,979
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	5.04	9-10-2045	1,000,000	1,052,804
Citigroup Commercial Mortgage Trust Series 2015 Class A 144A±	2.14	9-15-2027	595,000	593,966
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	1.36	12-25-2033	36,065	35,428
Commercial Mortgage Trust Series 2007-C9 144A±	1.50	12-10-2049	463,899	463,096
Commercial Mortgage Trust Series 2012-CR2 Class C ±	5.00	8-15-2045	1,000,000	1,055,611
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.31	2-25-2034	94,854	96,356

18	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Countrywide Home Loans Series 2003-48 Class 2A2 ±	3.25%	10-25-2033	$76,825	$75,052
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.60	9-25-2032	553,166	513,982
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	3.29	6-25-2033	133,210	133,413
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	3.35	3-25-2033	29,971	29,348
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	1.65	4-25-2036	61,081	60,940
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	424,265
First Horizon Mortgage Pass-Through Series 2004-AR1 Class 1A1 ±	2.77	2-25-2034	402,817	397,310
First Horizon Mortgage Pass-Through Series 2004-AR4 Class 3A1 ±	3.01	8-25-2034	8,675	8,474
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	1.31	11-25-2032	124,662	115,298
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.26	7-25-2034	53,841	55,664
Great Wolf Trust Series 2015 Class A 144A±	2.44	5-15-2034	1,015,000	1,020,065
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	152,013	152,461
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.95	8-10-2045	65,689	65,631
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±	1.42	8-10-2043	5,230,416	195,017
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±	2.49	5-10-2045	3,767,778	285,965
GS Mortgage Securities Trust Series 2014 Class C 144A	3.79	1-10-2031	1,000,000	991,403
GS Mortgage Securities Trust Series 2014-GSFLC Class C 144A±	3.24	7-15-2031	1,000,000	992,904
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.63	6-25-2034	4,515	4,526
GSCCRE Commercial Mortgage Trust Series 2015-HULA Class C 144A±	3.66	8-15-2032	1,000,000	1,006,718
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	1.64	4-25-2035	6,973	6,922
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	1.29	3-25-2035	96,499	95,534
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	380,077	379,930
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	1.05	6-12-2047	325,780	322,619
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	369,887	369,705
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN Class A 144A±	1.91	6-15-2029	521,000	521,328
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A±	2.24	5-15-2028	225,224	224,883
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	3.12	7-25-2034	69,327	69,610
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	3.08	7-25-2034	63,236	61,352
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	3.31	6-25-2035	221,082	224,064
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	16,974	17,134
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	49,863	49,846
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	3.31	12-25-2033	411,824	407,471
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	3.50	1-25-2034	16,309	15,936
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	3.05	11-21-2034	19,648	20,051
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	28,160	28,749
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	615,638	619,816
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	40,328	41,104
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	5.84	6-12-2050	544,119	544,895
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	1.79	12-25-2031	14,231	13,279
Mid State Trust Series 11 Class A1	4.86	7-15-2038	212,983	225,557
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.96	1-25-2029	82,235	77,193
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±	1.71	8-15-2045	4,395,191	266,677
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	2.04	12-27-2033	460,829	448,344
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	5.95	8-15-2045	141,395	141,309
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.60	3-15-2045	900,000	959,600
Navient SLM Student Loan Series 2005-B Class A3 ±	1.40	12-15-2023	90,000	89,375
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.92	11-25-2034	1,165,049	1,101,774

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	1.57%	3-25-2035	$62,015	$61,932
Northstar Education Finance Incorporated Series 2004-2 Class A3 ±	1.21	7-30-2018	17,535	17,486
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	3.33	5-25-2035	30,728	29,718
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	3.63	12-26-2035	12,645	12,656
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	220,275	220,306
Residential Funding Mortgage Securities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	51,263	51,260
Saxon Asset Securities Trust Series 2002-1 Class AF5	6.12	12-25-2030	133,917	134,825
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	465,341	470,374
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	1.75	4-20-2033	15,544	14,651
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	3.40	3-25-2034	48,728	47,998
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.51	2-25-2028	201,277	196,290
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	1.59	10-25-2027	56,427	55,142
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	2.13	11-25-2033	173,407	165,004
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.73	5-15-2033	4,726,612	128,467
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	141,792	151,065

Total Non-Agency Mortgage-Backed Securities (Cost $24,114,725)				24,098,948

		Expiration date	Shares
Rights: 0.07%

Utilities: 0.07%

Electric Utilities: 0.07%
Vistra Energy Corporation †(i)		12-31-2046	327,375	409,219

Total Rights (Cost $360,113)				409,219

		Maturity date	Principal
Yankee Corporate Bonds and Notes: 9.25%

Consumer Discretionary: 0.48%

Media: 0.48%
Grupo Televisa SAB	6.00	5-15-2018	$750,000	780,536
Myriad International Holdings BV	6.00	7-18-2020	500,000	540,000
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	756,938
WPP Finance 2010	3.63	9-7-2022	750,000	768,838

				2,846,312

Consumer Staples: 0.27%

Beverages: 0.14%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	817,742

Tobacco: 0.13%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	764,329

Energy: 1.75%

Energy Equipment & Services: 0.27%
Ensco plc	5.75	10-1-2044	2,070,000	1,507,788
Trinidad Drilling Limited 144A	6.63	2-15-2025	75,000	75,563

				1,583,351

20	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 1.48%
Baytex Energy Corporation 144A	5.13%	6-1-2021	$2,114,000	$1,976,590
Baytex Energy Corporation 144A	5.63	6-1-2024	850,000	777,750
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2099	1,685,411	6,742
Griffin Coal Mining Company Limited (a)(i)(s)	9.50	12-1-2099	137,792	551
Teekay Corporation	8.50	1-15-2020	5,625,000	5,568,750
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	450,481

				8,780,864

Financials: 0.84%

Banks: 0.64%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	788,581
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	674,717
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,030,933
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	875,000	876,094
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	431,081
Preferred Term Securities XII Limited (a)(i)(s)	0.00	12-24-2033	635,000	0

				3,801,406

Diversified Financial Services: 0.20%
GE Capital International Funding Company	2.34	11-15-2020	527,000	531,012
Tyco Electronics Group SA	3.50	2-3-2022	625,000	645,631

				1,176,643

Health Care: 1.88%

Pharmaceuticals: 1.88%
Mallinckrodt plc 144A	5.50	4-15-2025	500,000	455,000
Mallinckrodt plc 144A	5.63	10-15-2023	275,000	262,625
Perrigo Finance plc	3.90	12-15-2024	1,000,000	1,011,178
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	700,000	538,125
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	2,220,000	1,640,025
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	6,775,000	5,001,644
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	1,425,000	1,223,719
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	425,000	350,625
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	785,000	650,569

				11,133,510

Industrials: 1.14%

Building Products: 0.04%
Allegion plc	5.88	9-15-2023	210,000	224,175

Commercial Services & Supplies: 0.93%
GFL Environmental Incorporated 144A	7.88	4-1-2020	2,825,000	2,930,938
GFL Environmental Incorporated 144A	9.88	2-1-2021	500,000	537,500
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	1,975,000	2,039,188

				5,507,626

Machinery: 0.04%
Sensata Technologies BV 144A	5.00	10-1-2025	235,000	239,994

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail: 0.13%
Canadian Pacific Railway Company	4.50%	1-15-2022	$750,000	$807,505

Materials: 0.84%

Containers & Packaging: 0.49%
Ardagh Packaging Finance plc 144A	4.25	9-15-2022	375,000	382,200
Ardagh Packaging Finance plc 144A	6.00	2-15-2025	1,700,000	1,757,375
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	725,000	789,344

				2,928,919

Metals & Mining: 0.35%
ArcelorMittal SA	6.13	6-1-2025	275,000	308,633
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	781,313
Novelis Corporation 144A	6.25	8-15-2024	200,000	211,500
Vale Overseas Limited	4.38	1-11-2022	750,000	771,203

				2,072,649

Telecommunication Services: 1.94%

Diversified Telecommunication Services: 1.83%
Intelsat Jackson Holdings SA	5.50	8-1-2023	6,775,000	5,784,156
Intelsat Jackson Holdings SA	7.25	4-1-2019	800,000	771,000
Intelsat Luxembourg SA	7.75	6-1-2021	1,445,000	836,294
Intelsat Luxembourg SA	8.13	6-1-2023	4,865,000	2,773,008
Qtel International Finance Limited	5.00	10-19-2025	300,000	327,900
Virgin Media Finance plc 144A	6.38	4-15-2023	365,000	382,794

				10,875,152

Wireless Telecommunication Services: 0.11%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	595,000	616,569

Utilities: 0.11%

Electric Utilities: 0.11%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	684,938

Total Yankee Corporate Bonds and Notes (Cost $60,248,213)				54,861,684

	Yield		Shares
Short-Term Investments: 6.86%

Investment Companies: 6.86%
Wells Fargo Government Money Market Select Class (l)(u)##	0.68		40,658,824	40,658,824

Total Short-Term Investments (Cost $40,658,824)				40,658,824

Total investments in securities (Cost $788,574,531) *	129.46%	767,761,176
Other assets and liabilities, net	(29.46)	(174,693,355)

Total net assets	100.00%	$593,067,821

22	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

†	Non-income-earning security

(i)	Illiquid security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

@	Foreign bond principal is denominated in the local currency of the issuer.

%%	The security is issued on a when-issued basis.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

*	Cost for federal income tax purposes is $793,103,154 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,964,636
Gross unrealized losses	(52,306,614)

Net unrealized losses	$(25,341,978)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
11/1/2016 to 11/30/2016	57,556	12.65	57,556	3,256,010.00
12/1/2016 to 12/31/2016	0	0	0	3,256,010.00
1/1/2017 to 1/31/2017	N/A	N/A	N/A	N/A
2/1/2016 to 2/28/2017	N/A	N/A	N/A	N/A
3/1/2017 to 3/31/2017	N/A	N/A	N/A	N/A
4/1/2017 to 4/30/2017	N/A	N/A	N/A	N/A

Total	57,556	$12.65	57,556	3,256,010.00

On December 17, 2015, the Fund announced an open-market share repurchase program (the “Buyback Program”). Under the “Buyback Program”). Under the extended Buyback Program, the Fund may repurchase up to 10% of its outstanding shares during the period beginning on December 17, 2016 and ending on December 31, 2017.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Multi-Sector Income Fund

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	June 23, 2017

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	June 23, 2017